Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Class of Warrant or Right [Line Items]
Schedule of assumptions used for the fair value calculations

Below are the assumptions used for the fair value calculations of the warrants issued in 2021:

July 16,
2021
Standard deviation	110.00%
Annual risk-free interest rate	0.79%
Required return on equity	17.00%
Expected life in years	4.98
Annual turnover rate	0.00%
Period risk-free rate	0.07%

NOTE 4 – Shareholders’ Equity (cont.)

Below are the assumptions used for the fair value calculations of the warrants issued in 2022:

	January 4,	March 10,
	2022	2022
Expected dividend yield	0%	0%
Expected volatility	110%	110%
Risk-free interest	1.4%	1.9%
Expected life	5.0	5.0

Schedule of Stockholders' Equity Note, Warrants or Rights

		Balance	Warrants	Balance	Warrants	Balance
	Exercise	December 31,	Issued	December 31,	Issued	June 30,
Description	Price	2020	in 2021	2021	in 2022	2022
2019 Investor Warrants	$3.00	1,184,213	-	1,184,213	-	1,184,213
2019 Placement Warrants	$2.85	177,629	-	177,629	-	177,629
2020 Investor Warrants	$2.20	2,797,636	-	2,797,636	-	2,797,636
2020 Placement Warrants	$2.55	449,623	-	449,623	-	449,623
July 2021 Placement Agent Warrants	$2.32	-	398,384	398,384	-	398,384
December 2021 Investor Warrants	$1.65	-	-	-	2,155,507	2,155,507
December 2021 Placement Agent Warrants	$1.75	-	-	-	172,441	172,441
March 2022 Investor Warrants	$1.40	-	-	-	3,720,409	3,720,409
March 2022 Placement Agent Warrants	$1.50	-	-	-	297,633	297,633
		4,609,101	398,384	5,007,485	6,345,990	11,353,475

Schedule of share option activity and related information for employees and directors

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2022	142,949,035	$0.07		6.8	-
Changes during the period:
Granted	253,134,400	$0.01	0.01	9.7	-
Forfeited	16,271,850	$0.32	0.21	3.2	-
Options outstanding at June 30, 2022	379,811,585	$0.02		8.7	-
Exercisable options at June 30, 2022	93,802,185	$0.05		6.2	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

June 30,
2022
Expected dividend yield	0%
Expected volatility	72.8 - 90.4%
Risk-free interest	1.5% - 3.1%
Expected life	5.5-6.3 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

						Weighted
					Remaining	average
		Weighted			contractual	exercise
		average	Weighted		life (years	price ($
Exercise		remaining	average		for	for
price	Options	contractual	exercise	Options	exercisable	exercisable
(range) ($)	outstanding	life (years)	price ($)	exercisable	options)	options)
0.01	244,634,400	9.7	0.01	-	-	-
0.02	101,950,000	7.7	0.02	60,575,000	7.1	0.02
0.03-0.05	14,450,000	5.2	0.04	14,450,000	5.2	0.04
0.12-0.32	18,777,185	3.8	0.16	18,777,185	3.8	0.16
	379,811,585			93,802,185

Summary of activity of the Company's unvested RSUs

Weighted
average
		grant date	Intrinsic
	Shares/	fair value	value
	Units	per share	per share
Outstanding as of January 1, 2022	-	-
Changes during the period:
Granted	21,475,400	$0.01
Vested	-	-
Forfeited	-	-
Outstanding at June 30, 2022	21,475,400	$253,410	$214,754